ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 4,702,394	$ 2,460,780
Charge to expenses	4,155,246	1,960,604	$ 1,561,805
Writing off of accounts receivable	(2,562,857)
Foreign exchange loss (gain)	131,998	281,010
Balance at end of the year	$ 6,426,781	$ 4,702,394	$ 2,460,780